Financial Income, Net	12 Months Ended
Dec. 31, 2024
Financial Income, Net [Abstract]
FINANCIAL INCOME, NET

NOTE 16:- FINANCIAL INCOME, NET

Financial income, net:

	Year Ended December 31,
	2024	2023	2021
Financial income:

Interest on bank deposits and other interest income	$15,924	$20,246	$6,586
Exchange rate differences, net	-	-	2,426
Realized gain on sale of marketable securities, net	164	-	-
Interest on marketable securities	7,537	7,343	6,465
Amortization of premium and accretion of discount on marketable securities, net	389	-	-

	24,014	27,589	15,477
Financial expenses:

Bank charges	(247)	(236)	(265)
Exchange rate differences, net	(1,417)	(2,315)	-
Realized loss on sale of marketable securities, net	-	(134)	(10)
Amortization of premium and accretion of discount on marketable securities, net	-	(754)	(1,820)

	(1,664)	(3,656)	(2,095)

Total financial income, net:	$22,350	$24,150	$13,382